Trade receivables	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables
Accounting policy
Trade receivables correspond to amounts receivable from customers for the sale of goods or services in the ordinary course of the Group’s business.
A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Note 7.

	2024	2023

Trade receivables (Brazil)	2,605,012	2,525,845
Trade receivables (Colombia)	488,415	370,767
(-) Allowance for expected credit losses	(267,628)	(188,072)

Total	2,825,799	2,708,540

Current	2,769,757	2,667,057
Non-current	56,042	41,483
The average effective interest rate used to discount trade receivables for the year ended June 30, 2024 was 0.90% per month (0.96% as of June 30, 2023). The Group does not have any customer that represents more than 10% of its trade receivables or revenues.
As of June 30, 2024, the Group also transferred trade receivables to the FIAGRO (Agro-industrial Supply Chain Investment Fund), a structured entity, as defined by IFRS 10, established under Brazilian law designed specifically for investing in agribusiness credit rights receivables, in the amount of R$127,421 (R$167,278 on June 30, 2023).
As the Group has retained the risks and rewards of ownership, these amounts were not derecognized from trade receivables. Consequently, the liability resulting from these operations is recorded as obligations to FIAGRO quota holders.
Allowance for expected credit losses:

	2024	2023	2022

Opening balance as of June	(188,072)	(151,114)	(111,969)
Increase in allowance	(85,824)	(36,769)	(27,393)
Allowance for credit losses from acquisitions	(15,314)	(11,702)	(16,274)
Trade receivables write-off	25,510	9,500	3,492
Exchange rate translation adjustment	(3,928)	2,013	1,030

Ending balance (i)	(267,628)	(188,072)	(151,114)
(i)The credit risk of the Group is described in note 8.b.
The aging analysis of trade receivables is as follow:

	2024	2023

Not past due	1,576,604	2,089,543

Overdue
1 to 60 days	284,637	166,601
61 to 180 days	746,362	362,914
181 to 360 days	141,770	59,867
361 to 720 days	200,219	120,747
Over 720 days	143,835	96,940
Allowance for expected credit losses	(267,628)	(188,072)

	2,825,799	2,708,540